SPDR® Series Trust

Supplement dated May 2, 2018 to the

Prospectus and Statement of Additional Information (“SAI”)

dated October 31, 2017, as supplemented

SPDR Bloomberg Barclays 1-3 Month T-Bill ETF

(the “Fund”)

Effective immediately, Jeff St. Peters no longer serves as a member of the Fund’s portfolio management team. Accordingly, all references to Jeff St. Peters in the Prospectus and SAI are deleted in their entirety. Todd Bean and Sean Lussier will continue to serve as members of the Fund’s portfolio management team.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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